Income from Discontinued Operations, Net - Cash flows provided by (used in) discontinued operations (Details) - Discontinued operations - MXN ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2024	Dec. 31, 2023
Income from Discontinued Operations, Net
Net cash (used in) provided by operating activities	$ (170,212)	$ 791,780
Net cash provided by investing activities	14,955	647,555
Net cash used in financing activities	(304,418)	(215,965)
Net cash flows	$ (459,675)	$ 1,223,370